Stock Transactions and Stock-Based Compensation (Summary of Options Outstanding) (Details) shares in Millions	12 Months Ended
Dec. 31, 2014 $ / shares shares
$25.85 to $31.16
Options, exercise price, lower range limit	$ 25.85
Options, exercise price, upper range limit	$ 31.16
Outstanding, shares (in millions) | shares	4.3
Outstanding, average exercise price	$ 28.61
Outstanding, average remaining life (in years)	3 years
Exercisable, shares (in millions) | shares	4.3
Exercisable, average exercise price	$ 28.61
$31.17 to $38.07
Options, exercise price, lower range limit	31.17
Options, exercise price, upper range limit	$ 38.07
Outstanding, shares (in millions) | shares	4.8
Outstanding, average exercise price	$ 36.36
Outstanding, average remaining life (in years)	3 years
Exercisable, shares (in millions) | shares	4.1
Exercisable, average exercise price	$ 36.23
$38.08 to $49.59
Options, exercise price, lower range limit	38.08
Options, exercise price, upper range limit	$ 49.59
Outstanding, shares (in millions) | shares	3.9
Outstanding, average exercise price	$ 43.42
Outstanding, average remaining life (in years)	5 years
Exercisable, shares (in millions) | shares	2.6
Exercisable, average exercise price	$ 41.12
$49.60 to $61.53
Options, exercise price, lower range limit	49.6
Options, exercise price, upper range limit	$ 61.53
Outstanding, shares (in millions) | shares	5.7
Outstanding, average exercise price	$ 54.22
Outstanding, average remaining life (in years)	7 years
Exercisable, shares (in millions) | shares	1.5
Exercisable, average exercise price	$ 52.04
$61.54 to $82.23
Options, exercise price, lower range limit	61.54
Options, exercise price, upper range limit	$ 82.23
Outstanding, shares (in millions) | shares	5.6
Outstanding, average exercise price	$ 74.00
Outstanding, average remaining life (in years)	9 years
Exercisable, shares (in millions) | shares	0.4
Exercisable, average exercise price	$ 68.13